iShares
®
LifePath
®
Target Date 2040 ETF
Schedule of Investments
(unaudited)
October 31, 2025
(Percentages shown are based on Net Assets)
1
Schedule of Investments
Security Shares Value
a
Investment Companies
(a)
Domestic Equity  —  46 .5%
iShares Core U.S. REIT ETF ................. 29,655 $ 1,709,314
iShares Russell 1000 ETF ................... 57,567 21,513,363
iShares Russell 2000 ETF
(b)
.................. 3,586 882,981
24,105,658
a
Domestic Fixed Income  —  24 .6%
iShares 0-5 Year TIPS Bond ETF .............. 1,482 152,972
iShares 10+ Year Investment Grade Corporate Bond
ETF
(b)
............................... 31,735 1,632,131
iShares 10-20 Year Treasury Bond ETF .......... 8,434 875,702
iShares 1-5 Year Investment Grade Corporate Bond
ETF ................................ 25,966 1,376,458
iShares 5-10 Year Investment Grade Corporate Bond
ETF ................................ 17,029 920,758
iShares MBS ETF ........................ 34,824 3,327,433
iShares U.S. Treasury Bond ETF .............. 191,923 4,452,614
12,738,068
a
International Equity  —  28 .7%
iShares Core MSCI Emerging Markets ETF ....... 61,143 4,174,233
iShares Core MSCI International Developed Markets
ETF ................................ 120,337 9,714,806
Security Shares Value
a
International Equity — 28.7% (continued)
iShares Global Infrastructure ETF .............. 16,737 $ 1,020,957
14,909,996
a
Total Long-Term Investments — 99.8%
(Cost: $ 45,543,438 ) ................................. 51,753,722
a
Short-Term Securities
Money Market Funds  —  4 .8%
BlackRock Cash Funds: Institutional, SL Agency
Shares , 4.27%
(a) (c) (d)
...................... 2,399,024 2,400,223
BlackRock Cash Funds: Treasury, SL Agency Shares ,
4.05%
(a) (c)
............................ 91,786 91,786
a
Total Short-Term Securities — 4.8%
(Cost: $ 2,491,876 ) .................................. 2,492,009
Total Investments — 104.6%
(Cost: $ 48,035,314 ) ................................. 54,245,731
Liabilities in Excess of Other Assets — ( 4 .6 ) % ............... (2,395,843)
Net Assets — 100.0% ................................. $ 51,849,888
(a)
Affiliate of the Fund.
(b)
All or a portion of this security is on loan.
(c)
Annualized 7-day yield as of period end.
(d)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended October 31, 2025 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sale s
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL
Agency Shares ... $ 1,815,207 $ 587,113
(a)
$ — $ (2,222) $ 125 $ 2,400,223 2,399,024 $ 7,519
(b)
$ —
BlackRock Cash Funds:
Treasury, SL Agency
Shares ......... 69,557 22,229
(a)
— — — 91,786 91,786 1,237 —
iShares 0-5 Year TIPS
Bond ETF ....... 155,685 34,841 (38,137) 37 546 152,972 1,482 1,508 —
iShares 10+ Year
Investment Grade
Corporate Bond ETF 1,236,770 356,629 — — 38,732 1,632,131 31,735 17,235 —
iShares 10-20 Year
Treasury Bond ETF 615,702 237,139 — — 22,861 875,702 8,434 7,454 —
iShares 1-5 Year
Investment Grade
Corporate Bond ETF 1,009,285 359,706 — — 7,467 1,376,458 25,966 12,694 —
iShares 5-10 Year
Investment Grade
Corporate Bond ETF 659,751 249,271 — — 11,736 920,758 17,029 8,714 —
iShares Core MSCI
Emerging Markets
ETF ........... 3,015,655 767,231 (43,238) 54 434,531 4,174,233 61,143 — —
iShares Core MSCI
International
Developed Markets
ETF ........... 7,398,174 1,852,540 (145,740) 82 609,750 9,714,806 120,337 — —

Schedule of Investments
(unaudited) (continued)
October 31, 2025
iShares
®
LifePath
®
Target Date 2040 ETF
2
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments at the measurement date. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 – Unadjusted price quotations in active markets/exchanges that the Fund has the ability to access for identical assets or liabilities;
Level 2 – Inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly or indirectly; and
Level 3 – Inputs that are unobservable and significant to the entire fair value measurement for the asset or liability (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds that may not have a secondary market and/or may have a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliates (continued)
Affiliated Issuer
Value at
07/31/25
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
10/31/25
  Shares Held
at 10/31/25 Income
  Capital
Gain
Distributions
from
Underlying
Funds
iShares Core U.S. REIT
ETF ........... $ 1,317,411 $ 354,785 $ — $ — $ 37,118 $ 1,709,314 29,655 $ 10,982 $ —
iShares Global
Infrastructure ETF . 778,025 217,038 — — 25,894 1,020,957 16,737 — —
iShares MBS ETF ... 2,430,430 826,894 — — 70,109 3,327,433 34,824 28,971 —
iShares Russell 1000
ETF ........... 16,496,474 4,051,119 (407,136) 2,397 1,370,509 21,513,363 57,567 50,332 —
iShares Russell 2000
ETF ........... 671,114 170,363 (45,003) (1) 86,508 882,981 3,586 2,281 —
iShares U.S. Treasury
Bond ETF ....... 3,323,847 1,068,647 — — 60,120 4,452,614 191,923 32,154 —
$ 347 $ 2,776,006
$ 54,245,731
$ 181,081 $ —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of collateral investment fees, and other payments to and from borrowers of securities.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Investment Companies ..................................... $ 51,753,722 $ — $ — $ 51,753,722
Short-Term Securities
Money Market Funds ...................................... 2,492,009 — — 2,492,009
$ 54,245,731 $ — $ — $ 54,245,731
Portfolio Abbreviation
REIT Real Estate Investment Trust
TIPS Treasury Inflation Protected Security